Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment properties:
Land	$ 314,384	$ 345,637
Construction in progress	1,669	142
Building and improvements	950,421	999,723
Total investment properties at cost	1,266,474	1,345,502
Less accumulated depreciation	323,839	326,546
Net investment properties	942,635	1,018,956
Cash and cash equivalents	7,751	13,566
Investment in securities	12,075	10,053
Accounts receivable, net	30,097	37,755
Investment in and advances to unconsolidated joint ventures	101,670	103,616
Acquired lease intangibles, net	31,948	38,721
Deferred costs, net	18,760	17,041
Other assets	14,970	15,133
Total assets	1,159,906	1,254,841
Liabilities:
Accounts payable and accrued expenses	33,165	34,768
Acquired below market lease intangibles, net	11,147	10,492
Distributions payable	4,397	4,139
Mortgages payable	391,202	483,186
Unsecured credit facilities	280,000	195,000
Convertible notes	27,863	107,360
Other liabilities	21,719	18,898
Total liabilities	769,493	853,843
Stockholders' Equity:
Preferred stock, $0.01 par value, 6,000 Shares authorized; 2,000 Series A shares issued and outstanding at December 31, 2011 and none issued and outstanding at December 31, 2010	50,000
Common stock, $0.01 par value, 500,000 Shares authorized; 88,992 and 87,838 Shares issued and outstanding at December 31, 2011 and 2010, respectively	890	878
Additional paid-in capital (net of offering costs of $67,753 and $65,322 at December 31, 2011 and 2010, respectively)	783,211	775,348
Accumulated distributions in excess of net income	(435,201)	(376,480)
Accumulated other comprehensive income (loss)	(7,400)	1,148
Total stockholders' equity	391,500	400,894
Noncontrolling interest	(1,087)	104
Total equity	390,413	400,998
Total liabilities and equity	$ 1,159,906	$ 1,254,841